American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

September 14, 2020

VIA EDGAR

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Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  American Beacon Funds

      1933 Act File No. 033-11387

      1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the “Registrant”) hereby certifies (a) that the form of Prospectus used with respect to the American Beacon NIS Core Plus Bond Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 377 (“Amendment No. 377”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon NIS Core Plus Bond Fund, does not differ from that contained in Amendment No. 377 to the Registrant’s Registration Statement, and (c) that Amendment No. 377 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc: Kathy Ingber, Esq.

K&L Gates LLP